Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
March 2, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549
Re: Schwab Capital Trust (File Nos. 33-62470 and 811-7704)

Schwab S&P 500 Index Fund	Schwab MarketTrack All Equity Portfolio — Investor Shares
Schwab Small-Cap Index Fund	Schwab MarketTrack Growth Portfolio — Investor Shares
Schwab Total Stock Market Index Fund	Schwab MarketTrack Growth Portfolio — P Shares
Schwab International Index Fund	Schwab MarketTrack Balanced Portfolio — Investor Shares
Schwab Premier Equity Fund	Schwab MarketTrack Conservative Portfolio — Investor Shares
Schwab Large-Cap Growth Fund	Schwab Target 2010 Fund
Schwab Core Equity Fund	Schwab Target 2020 Fund
Schwab International Core Equity Fund	Schwab Target 2030 Fund
Schwab Dividend Equity Funds	Schwab Target 2040 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2015 Fund
Schwab Hedged Equity Fund	Schwab Target 2025 Fund
Schwab Financial Services Fund	Schwab Target 2035 Fund
Schwab Health Care Fund	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund
Laudus Small-Cap MarketMasters Fund — Investor Shares	Schwab Fundamental International Large Company Index Fund
Laudus Small-Cap MarketMasters Fund — Select Shares	Schwab Fundamental Emerging Markets Index Fund
Laudus International MarketMasters Fund — Investor Shares	Schwab Fundamental International Small-Mid Company Index Fund
Laudus International MarketMasters Fund — Select Shares
Post-Effective Amendment No. 106
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated February 28, 2011, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ Audra Mai
Audra Mai
Corporate Counsel
Charles Schwab Investment Management, Inc.